Shareholders' equity, net	12 Months Ended
Dec. 31, 2019
Shareholders' equity, net
Shareholders' equity, net

17.   Shareholders’ equity, net

(a)Capital stock -

The Group’s share capital is stated in soles and consisted of common shares with voting rights, with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock as of December 31, 2019 and 2018:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

The market value of the common shares amounted to S/47.77 per share as of December 31, 2019 (S/53.60 per share as of December 31, 2018). These shares present trading frequencies of 25 and 35 percent in the years 2019 and 2018, respectively.

(b)Investment shares -

Investment shares have a nominal value of S/10.00 per share. Holders of investment shares are neither entitled neither to exercise voting rights nor to participate in shareholders’ meetings; however, they confer upon the holders thereof the right to participate in the dividends distribution. The table below presents the composition of the investment shares as of December 31, 2019 and 2018:

	Number of	Investment	Investment
	shares	shares	shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791

The market value of the investment shares amounted to S/16.00 per share as of December 31, 2019 (S/19.60 per share as of December 31, 2018). These shares did not present a trading frequency in 2019 and 2018.

(c)Legal reserve -

The Peruvian Corporations Law requires that a minimum of 10 percent of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until the latter is equal to 20 percent of the capital stock. This legal reserve can be used to offset losses or may be capitalized, with the obligation, in both cases, to replenish it.

Although, the balance of the legal reserve exceeded the limit mentioned above, the Group increased its legal reserve by US$53,000 in the year 2019 (US$44,000 and US$327,000 in the years 2018 and 2017 respectively) as a result of the expired dividends. According to the General Corporate Law, dividends expire ten years after the payment due.

(d)Dividends declared and paid -

The table below presents the dividends declared and paid in 2019, 2018 and 2017:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2019 Dividends
Mandatory Annual Shareholders’ Meeting	March 25	16,538	0.06
Less - Dividends of treasury shares		(1,298)
		15,240

Board of Directors’ Meeting	October 29	7,442	0.03
Less - Dividends of treasury shares		(584)
		6,858
		22,098

2018 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	8,269	0.03
Less - Dividends of treasury shares		(648)
		7,621

Board of Directors’ Meeting	October 25	16,538	0.06
Less - Dividends of treasury shares		(1,299)
		15,239
		22,860

2017 Dividends
Mandatory Annual Shareholders’ Meeting	March 28	15,711	0.06
Less - Dividends of treasury shares		(1,232)
		14,479

Board of Directors’ Meeting	October 27	8,269	0.03
Less - Dividends of treasury shares		(649)
		7,620
		22,099

According to the current Law, there are no restrictions for the remittance of dividends or repatriation of capital by foreign investors.

Dividends declared by S.M.R.L. Chaupiloma Dos de Cajamarca corresponding to non-controlling interest were US$6,500,000,  US$5,560,000 and US$6,036,000 for the years 2019, 2018 and 2017, respectively.

(e)Basic and diluted profit (loss) per share -

Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year.

The calculation of profit (loss) per share attributable to the equity holders of the parent is presented below:

	2019	2018	2017

Profit (loss) net (numerator) - US$	(12,208,000)	(13,445,000)	60,823,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Profit (loss) net per basic share and diluted - US$	(0.05)	(0.05)	0.24

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the Parent is presented below:

	2019	2018	2017

Profit (loss) net (numerator) - US$	(1,694,000)	(1,637,000)	71,167,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Profit (loss) net per basic share and diluted - US$	(0.01)	(0.02)	0.28

The common and investment shares outstanding at the close of 2019, 2018 and 2017 were 253,986,867.

A tax of 5 percent of the income tax is established to the dividends or any other form of distribution of profits.

Sociedad Minera Cerro Verde S.A.A. [Member]
Shareholders' equity, net
Shareholders' equity, net

12.   Shareholders’ equity, net

(a)    Capital stock -

As of December 31, 2019, the authorized, subscribed and paid-up capital in accordance with the Company’s by-laws and its related modifications was 350,056,012 common shares.

According to the July 11, 2003, Shareholders Agreement, the nominal value of the shares was denominated in US dollars in an amount of US$0.54 per share. As a consequence of the capitalization of restricted earnings associated with tax benefits (reinvestment credits), in December 2009, the nominal value of the shares was increased to US$2.83 per share.

The quoted price of these shares was US$19.3 per share as of December 31, 2019 (US$20.80 per share as of December 31, 2018).

As of December 31, 2019, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,829	4.38
From 1.01 to 20.00	2	21.06
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,833	100.00

(b)  Other capital reserves -

Other capital reserves includes the Company’s legal reserve, which is in accordance with the Peruvian Companies Act, and is created through the transfer of 10% of the earnings for the year up to a maximum of 20% of the paid-in capital. The legal reserve must be used to compensate for losses in the absence of non-distributed earnings or non-restricted reserves, and transfers made to compensate for losses must be replaced with future earnings. This legal reserve may also be used to increase capital stock but the balance must be restored from future earnings.

(c)  Dividend Distribution -

Dividends paid to shareholders, other than domiciled legal entities, are subject to retention of income tax. On December 10, 2016, Legislative Decree 1261 was enacted reducing the withholding tax rate to 5.0% beginning January 1, 2017.

At the annual mandatory shareholders meeting held on March 29, 2019, shareholders approved a US$150 million dividend payment (US$0.428503 per common share). The total amount of these dividends was applied against retained earnings. This dividend was paid on April 30, 2019, and complied with the withholding tax rules (4.1)%.

At the annual mandatory shareholders meeting held on March 23, 2018, shareholders approved a US$200 million dividend payment (US$0.571337 per common share). The total amount of these dividends was applied against retained earnings. This dividend was paid on April 24, 2018, and complied with the withholding tax rules (4.1%).

Minera Yanacocha SRL and subsidiary [Member]
Shareholders' equity, net
Shareholders' equity, net

14.   Partners’ equity

(a)Partners’ contributions -

As of December 31, 2019 and December 31, 2018, Partners’ contributions comprise 1,214,528,739 common partnership interests at par value of one Peruvian Sol each, fully subscribed and paid-in (equivalent to US$398,216 at the historical exchange rate). Such partnership interest includes 656,484,745 common partnership interests that are owned by foreign investors.

On December 21, 2017, Minera Yanacocha purchased back 63,922,565 partnership interests owned by International Finance Corporation (“IFC”) for US$47,911, which represented 5% of the capital stock of the Company. On February 19, 2018, the Board of the partners approved the reduction of 63,922,565 of the common partnership interests equivalent to US$19,711. On June 14, 2018, the Board of the partners approved the sale of 63,922,565 partnership units to Summit Global Management II BV, see note 13.

Under current Peruvian regulations, there is no restriction on the remittance of dividends or repatriation of foreign investment, except as discussed in sections below.

The legal structure of the Company is that of a Peruvian limited liability partnership. Major features of such legal structure are: (i) the number of Partners cannot exceed 20, (ii) capital comprises the partnership interests, and (iii) there is no obligation to create a legal reserve.

(b)Retained earnings -

Distribution of earnings to Partners other than legal entities domiciled in Peru is subject to a withholding income tax charged to the partners.

Until December 31, 2017, by Law No. 30296 published on December 31, 2014, for individuals and non-resident legal entities, the applicable tax rate was 6.8% for dividend distributions in cash or non-monetary assets for fiscal year 2017. Pursuant to Legislative Decree No. 1261, published on December 10, 2016 and effective as of January 1, 2017, the applicable tax rate to the distribution of cash dividends and non-monetary assets for the year 2017 onwards is  5%.

(c)Dividends declared and paid -

On February 15, 2016, the Executive Committee unanimously agreed to distribute dividends in the amount of US$300 million, in proportion to its shareholding, which corresponds to a portion of the accumulated results as of December 31, 2014, which were generated in 2011.